SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Jan. 16, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 06, 2013	Feb. 04, 2013	Jan. 30, 2013
Subsequent Events [Abstract]
Shares of common stock issued for consulting services	250,000
Shares of common stock issued to Verge Consulting	150,000
Received from RMB as part of Facility Agreement				$ 242,175		$ 316,856
Units sold in February Private Placement					1,800,060
Gross proceeds to certain accredited investors					450,015
Unit purchase price, per Unit					0.25
Common stock purchased, exercise price					0.35
Common stock issued in connection with the private placement					1,800,060
Paid placement agent fees in cash		$ 1,300,000	$ 12,000
Warrant to acquire common stock issued to placement agent			48,000
Obligation to pay investors fee, percentage			1.00%